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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

October 6, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4 (File No. 333-______)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Depositor"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred combination fixed and variable annuity contract ("Venture Frontier Variable Annuity Contract") to be issued by the Company.

     The prospectus in this initial registration statement (the "Venture Frontier prospectus") is black-lined to show changes from the last amended prospectus of the Venture Variable Annuity contract of the Registrant (the "Venture prospectus") filed under rule 497(c) on May 12, 2010 (File No. 033-79112; Accession No. 0000950123-10-048002).

     The major differences between the Venture Frontier prospectus and the Venture prospectus are that Venture Frontier offers: an alternative "Flex Access" withdrawal charge schedule; different asset-based charges; and a newer version of our guaranteed minimum withdrawal benefit rider. Also, the Venture Frontier prospectus does not offer the John Hancock USA Annuity Exchange Program. Because the two contracts are otherwise substantially similar, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

     An additional pre-effective amendment will be filed on or before December 15, 2010 to finalize any values that have been bracketed or filed as a range, to include required exhibits, and to make certain other changes as permitted. In addition, a request for template review has been submitted under separate cover.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192 or in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities